Description of Organization and Business Operations		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description Of Organization and Business Operations
NOTE 1. ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
Austerlitz Acquisition Corporation I (formerly known as Foley Trasimene Acquisition Corporation III) (the “Company”) was incorporated as a Cayman Islands exempted company on December 21, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a “Business Combination”).
Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on identifying a prospective target business in financial technology or business process outsourcing, which acts as an essential utility to industries that are core to the economy. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2020, the Company had not commenced any operations. All activity through December 31, 2020 relates to the Company’s formation and the proposed initial public offering (“Proposed Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Proposed Public Offering. The Company has selected December 31 as its fiscal year end.
The Company’s sponsor is Austerlitz Acquisition Sponsor, LP I, an affiliate of Trasimene Capital Management, LLC (the “Sponsor”). The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through the Proposed Public Offering of 50,000,000 units (each, a “Unit” and collectively, the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”) at $10.00 per Unit (or 57,500,000 Units if the underwriters’ over-allotment option is exercised in full), which is discussed in Note 3, and the sale of 8,000,000 warrants (or 9,000,000 warrants if the underwriters’ over-allotment option is exercised on full) (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.50 per Private Placement Warrant in a private placement to the Sponsor, that will close simultaneously with the Proposed Public Offering.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Proposed Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account(as defined below) (excluding any deferred underwriting commissions held in the Trust Account) at the time the Company signs a definitive agreement in connection with a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination. Upon the closing of the Proposed Public Offering, management will agree that an amount equal to or at least $10.00 per Unit sold in the Proposed Public Offering, including the proceeds of the sale of the Private Placement Warrants, will be held in a trust account (“Trust Account”), located in the United States with Continental Stock Transfer & Trust Company acting as trustee and invested only in United States “government securities” within the meaning set forth in Section 2(a)(16) of the Investment
Company Act having a maturity of 185 days or less, or in money market funds meeting certain conditions of Rule
2a-7
of the Investment Company Act, which invest only in direct U.S. government treasury obligations until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.00 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Class A ordinary shares will be recorded at redemption value and classified as temporary equity upon the completion of the Proposed Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”
If the Company seeks shareholder approval in connection with a Business Combination, it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who vote at a general meeting of the Company. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its amended and restated memorandum and articles of association which will be adopted upon the completion of the Proposed Public Offering (“Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by applicable law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5), Alignment Shares (as defined in Note 5) and any Public Shares purchased during or after the Proposed Public Offering in favor of approving a Business Combination and not to convert any shares in connection with a shareholder vote to approve a Business Combination. Additionally, each public shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction.
Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association will provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.
The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares, Alignment Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholder’s rights or pre-initial
Business Combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment and (iii) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares and Alignment Shares if the Company fails to consummate a Business Combination.
The Company will have until 24 months from the closing of the Proposed Public Offering (the “Combination Period”) to consummate a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned, if such funds are held in an interest-bearing account (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors (the “Board”), liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares and Alignment Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares in or after the Proposed Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Proposed Public Offering price per Unit ($10.00).
In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Austerlitz Acquisition Corporation I (the “Company”), was incorporated as a Cayman Islands exempted company on December 21, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a “Business Combination”). See further discussion below of the Company’s Pending Business Combination (as defined below). Unless explicitly stated, this report does not assume the completion of the Pending Business Combination.
As of June 30, 2021, the Company had not commenced any operations. All activity through June 30, 2021, related to the Company’s formation and the initial public offering and efforts to identify an
d
 complete a business combination, which is described below. The Company has selected December 31 as its fiscal year end.
On March 2, 2021, the Company consummated its initial public offering (the “IPO” or “Initial Public Offering”) of 69,000,000 units (the “Units”), including 9,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional Units to cover over-allotments. The Units were sold at a price of $10.00 per unit, generating gross proceeds to the Company of $690,000,000, which is described in Note 3.
Simultaneously with the closing of the IPO, the Company completed a private sale of an aggregate 10,533,333 warrants (the “Private Placement Warrants”) at a purchase price of $1.50 per Private Placement Warrant (the “Private Placement”) to Austerlitz Acquisition Sponsor, LP I, (the “Sponsor”) generating aggregate gross proceeds to the Company of $15,800,000, which is described in Note 4.
Offering costs consist of legal, accounting and other costs incurred through the balance sheet date that are directly related to the IPO and were primarily charged to shareholders’ equity upon the completion of the IPO in March 2021. Offering costs of $1,605,246 were allocated to warrant liabilities and expensed as incurred.
Following the closing of the IPO on March 2, 2021, an amount of $690,000,000 ($10.00 per Unit) of the proceeds from the IPO were placed in a U.S.-based trust account at JP Morgan Chase Bank, N.A. maintained by Continental Stock Transfer & Trust Company, LLC, acting as trustee (“Trust Account”). Except with respect to interest earned, if any, the proceeds from the IPO and the Private Placements held in the trust account will not be released until the earliest of (a) the completion of a Business Combination, (b) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the Company’s Amended and Restated Certificate of Incorporation (i) to modify the substance or timing of its obligation to redeem 100% of its public shares if the Company does not complete its initial Business Combination within 24 months from the closing of the IPO or (ii) with respect to any other provisions relating to shareholders’ rights or pre-initial Business Combination activity, and (c) the redemption of all of the Public Shares (as defined in Note 3) if it is unable to complete its Business Combination within 24 months from the closing of the IPO, subject to applicable law.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial business combination must be with one or more operating businesses or assets that together have an aggregate fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time the Company signs a definitive agreement in connection with an initial business combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise is not required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.00 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Class A ordinary shares are recorded at redemption value and classified as temporary equity, in accordance with Accounting Standards Codification (“ASC”) 480
Distinguishing Liabilities from Equity
(“ASC 480”).
If the Company seeks shareholder approval in connection with a Business Combination, it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who vote at a general meeting of the Company. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its amended and restated memorandum and articles of association (“Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by applicable law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5), Alignment Shares (as defined in Note 5) and any Public Shares purchased during or after the IPO in favor of approving a Business Combination and not to convert any shares in connection with a shareholder vote to approve a Business Combination. Additionally, each public shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction.
Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association will provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.
The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares (as defined in Note 5), Alignment Shares (as defined in Note 5) and Public Shares (as defined in Note 3) held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholder’s rights or pre-initial
Business Combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment and (iii) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares and Alignment Shares if the Company fails to consummate a Business Combination.

The Company will have until 24 months from the closing of the IPO (the “Combination Period”) to consummate a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned, if such funds are held in an interest-bearing account (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors (the “Board”), liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares and Alignment Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares in or after the IPO, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the IPO price per Unit ($10.00).
In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Pending Business Combination
On May 10, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Wave Merger Sub Limited, an exempted company limited by shares incorporated in Bermuda and a direct and a wholly owned subsidiary of the Company (“Merger Sub”), and Wynn Interactive Ltd., an exempted company limited by shares incorporated in Bermuda (“Wynn”).

The Business Combination Agreement provides for, among other things, the consummation of the following transactions (the “Pending Business Combination”): (i) the Company will transfer by way of continuation from the Cayman Islands to Bermuda and register as an exempted company limited by shares (the “Domestication”), at which time the Company will change its name to “Wynn Interactive Limited”; and (ii) Merger Sub will merge with and into Wynn (the “Merger”), with Wynn being the surviving company of the Merger.
In connection with the Pending Business Combination, upon the Domestication (a) each Class A ordinary share of the Company will be converted into one Class A ordinary share of Wynn, (b) each Class B ordinary share of the Company will be converted into one Class A ordinary share of Wynn (subject to the Class B Forfeiture, as defined below), and (c) each Class C ordinary share of the Company will be converted into one Class C ordinary share of Wynn (subject to the Class C Forfeiture, as defined below).
Also in connection with the Pending Business Combination, each of Company’s Public Warrants that are outstanding immediately prior to the closing of the Pending Business Combination will, pursuant to and in accordance with the warrant agreement covering such warrants, automatically and irrevocably be modified to provide that such warrant will no longer entitle the holder thereof to purchase the amount of Class A ordinary shares of the Company set forth therein, and in substitution thereof, such warrant will entitle the holder thereof to acquire the same number of Class A ordinary shares per warrant of Wynn on the same terms.
In connection with the signing of the Business Combination Agreement, the Company and Cannae Holdings, Inc. (“Cannae”), an affiliate of the Sponsor, entered into a Backstop Facility Agreement (the “Backstop Agreement”) whereby Cannae has agreed, subject to the other terms and conditions included therein, at the BPS Closing (as defined in the Backstop Agreement), to subscribe for the Company’s Class A ordinary shares in order to fund redemptions by shareholders of the Company in connection with the Pending Business Combination, in an amount of up to $690,000,000 (the “Cannae Subscription”), in consideration for a placement fee of $3,450,000 (the “Backstop Placement Fee”). The Backstop Placement Fee was expensed upon entrance into the Backstop Agreement and is payable upon consummation of the Pending Business Combination. The Backstop Placement fee is included in backstop fee payable to related party on our condensed consolidated balance sheet as of June 30, 2021 and backstop placement fee expense on our condensed consolidated statements of operations for the three and six months ended June 30, 2021.
In connection with the execution of the Business Combination Agreement and the Backstop Agreement, the Company amended and restated (a) that certain letter agreement (the “Sponsor Agreement”), dated March 2, 2021, between the Company and Austerlitz Capital AU, LP I (the “Sponsor”) and (b) that certain letter agreement, dated as of March 2, 2021, by and between the Company and each of the Sponsor and the directors and officers of the Company (the “Insiders”) and entered into that certain amended and restated sponsor agreement (the “Amended and Restated Sponsor Agreement”) with the Sponsor, Cannae and the Insiders. Pursuant to the Amended and Restated Sponsor Agreement, among other things, the Sponsor along with Cannae and the Insiders agreed (i) to vote any Company securities in favor of the Pending Business Combination, (ii) not to seek redemption of any Company securities and (iii) not to transfer any Company securities, subject to certain limited exceptions, until the earlier of (x) one (1) year following the closing of the Pending Business Combination or (y) if the volume weighted average price of the Class A ordinary shares of the Company equals or exceeds $12.00 per share for any 20 trading days within a 30-trading day period commencing 150 days after the closing of the Pending Business Combination, and (iv) to be bound to certain other obligations as described therein. Additionally, the Sponsor and certain Insiders have also agreed to forfeit up to 3,696,429 Class B ordinary shares of the Company (the “Class B Forfeiture”) and up to 3,696,429 Class C ordinary shares of the Company (the “Class C Forfeiture”), respectively, in accordance with the terms of the Amended and Restated Sponsor Agreement (subject, in each case, to a reduction in the number of shares to be forfeited if the Cannae Subscription is utilized).

In connection with the signing of the Business Combination Agreement, the Company and Cannae entered into a mutual termination agreement to terminate that certain forward purchase agreement dated as of February 25, 2021 pursuant to which Cannae had agreed to purchase 5,000,000 class A ordinary shares of the Company and 1,250,000 warrants.
The closing of the Pending Business Combination is subject to certain closing conditions and there is no assurance that the Pending Business Combination will be completed. See the current report on Form
8-K
filed by the Company with the SEC on May 10, 2021 and the Company’s registration statement/prospectus filed with the SEC on June 24, 2021 for additional information.
Liquidity and Going Concern Consideration
As of June 30, 2021, the Company had $379,503 in cash and a working capital deficit of $3,199,978.
The Company’s liquidity needs through June 30, 2021, were satisfied through a contribution of $25,000 from Sponsor to cover for certain expenses in exchange for the issuance of the Founder Shares, loans from the Sponsor, and the proceeds from the consummation of the Private Placement not held in the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (defined below, see Note 5). As of June 30, 2021, there were no amounts outstanding under the Working Capital Loans.
Management has determined that the Company has access to funds from the Sponsors, and the Sponsors have the financial wherewithal to fund the Company, that are sufficient to fund its working capital needs until the consummation of a Business Combination or for a minimum of one year from the date of issuance of the financial statements. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating a Business Combination (including the Pending Business Combination).
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and the closing of the Pending Business Combination, the specific impact is not readily determinable as of the date of the unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.